RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Short-term benefits*	$1,596,362	$1,806,716	$1,583,279
Associate companies**	(16,932)	(18,137)	(23,061)
Stock-based compensation	1,165,694	1,173,216	1,314,431
Total	$2,745,124	$2,961,795	$2,874,649

*Short-term employment benefits include salaries, consulting fees, vacation accruals and bonus accruals for key management. It also includes directors' fees for non-executive members of the Company's Board of Directors.

**Net of payable/receivable/GST due to/from entities for which Integra's directors are executives, mostly related to rent and office expenses.